Borrowings and Lines of Credit (Long-Term Debt) (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Project financing obligations		$ 191	$ 147
Long Term Debt Remarketing, Proceeds		1,100
Long-term Debt and Capital Lease Obligations		$ 19,320	17,784
Long Term Debt Remarketing, Number of Shares Issued		11.3
Total principal long-term debt		$ 19,439	19,490
Other long-term debt (including capitalized leases)‡	[1]	306	368
Other long-term debt (fair market value adjustments and discounts)‡	[1]	60	85
Total long-term debt		19,499	19,575
Less: current portion		179	1,791
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months		179
Long Term Debt Maturities Repayments Of Principal In Year Two		2,551
Long Term Debt Maturities Repayments Of Principal In Year Three		1,231
Long Term Debt Maturities Repayments Of Principal In Year Four		1,568
Long Term Debt Maturities Repayments Of Principal In Year Five		1,476
Long Term Debt Maturities Repayments Of Principal After Year Five		$ 12,434
Multicurrency Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date		May 23, 2019
LIBOR plus 0.500% floating rate notes due 2015
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 0	500
Debt Instrument, Maturity Year Date		2015
Debt Instrument, Interest Rate Terms		LIBOR plus 0.500%
Notes 4.875% Due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 0	1,200
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Debt Instrument, Maturity Year Date		2015
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,000	1,000
Debt Instrument, Interest Rate, Stated Percentage		5.375%
Debt Instrument, Maturity Year Date		2017
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.800% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,500	1,500
Debt Instrument, Interest Rate, Stated Percentage		1.80%
Debt Instrument, Maturity Year Date		2017
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 99	99
Debt Instrument, Interest Rate, Stated Percentage		6.80%
Debt Instrument, Maturity Year Date		2018
Debt Instrument, Call Feature		Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,250	1,250
Debt Instrument, Interest Rate, Stated Percentage		6.125%
Debt Instrument, Maturity Year Date		2019
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 271	271
Debt Instrument, Interest Rate, Stated Percentage		8.875%
Debt Instrument, Maturity Year Date		2019
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,250	1,250
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2020
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 171	171
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Debt Instrument, Maturity Year Date		2020
Debt Instrument, Call Feature		Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 250	250
Debt Instrument, Interest Rate, Stated Percentage		8.75%
Debt Instrument, Maturity Year Date		2021
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 2,300	2,300
Debt Instrument, Interest Rate, Stated Percentage		3.10%
Debt Instrument, Maturity Year Date		2022
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Junior Subordinated Notes 1.550% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 0	1,100
Debt Instrument, Interest Rate, Stated Percentage		1.55%
Debt Instrument, Maturity Year Date		2022
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 141	141
Debt Instrument, Interest Rate, Stated Percentage		7.10%
Debt Instrument, Maturity Year Date		2027
Debt Instrument, Call Feature		Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 400	400
Debt Instrument, Interest Rate, Stated Percentage		6.70%
Debt Instrument, Maturity Year Date		2028
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 550	550
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Debt Instrument, Maturity Year Date		2029
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 600	600
Debt Instrument, Interest Rate, Stated Percentage		5.40%
Debt Instrument, Maturity Year Date		2035
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 600	600
Debt Instrument, Interest Rate, Stated Percentage		6.05%
Debt Instrument, Maturity Year Date		2036
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 134	134
Debt Instrument, Interest Rate, Stated Percentage		6.80%
Debt Instrument, Maturity Year Date		2036
Debt Instrument, Call Feature		Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 159	159
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Debt Instrument, Maturity Year Date		2038
Debt Instrument, Call Feature		Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,000	1,000
Debt Instrument, Interest Rate, Stated Percentage		6.125%
Debt Instrument, Maturity Year Date		2038
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,000	1,000
Debt Instrument, Interest Rate, Stated Percentage		5.70%
Debt Instrument, Maturity Year Date		2040
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 3,500	3,500
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2042
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 1,100	0
Debt Instrument, Interest Rate, Stated Percentage		1.778%
Debt Instrument, Maturity Year Date		2018
Long Term Debt Remarketing, Proceeds		$ 1,100
Long Term Debt Remarketing, Number of Shares Issued		11.3
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 817	0
Debt Instrument, Interest Rate, Stated Percentage		1.25%
Debt Instrument, Maturity Year Date		2023
Debt Instrument, Call Feature		We may redeem these notes, in whole or in part, at our option at any time. If redeemed prior to February 22, 2023, the redemption price in Euro shall equal the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15 basis points. In addition, the notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 850	$ 0
Debt Instrument, Interest Rate, Stated Percentage		4.15%
Debt Instrument, Maturity Year Date		2045
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date		May 23, 2019

[1]	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
[2]	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
[3]	We may redeem these notes, in whole or in part, at our option at any time. If redeemed prior to February 22, 2023, the redemption price in Euro will be equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15 basis points. In addition, these notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
[4]	We may redeem these notes, in whole or in part, at our option at any time. If redeemed prior to November 16, 2044, the redemption price in U.S. Dollars will be equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 25 basis points.